ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Starway
Acquisitions
Summary of fair values of the assets acquired and liabilities assumed

	2012	Amortization period
Current assets	954
Intangible assets	299	5 years
Property and equipment	667	5-10 years
Brand name	28,600	indefinite
Non-compete agreement	400	10 years
Franchise agreements	7,700	remaining contract terms
Goodwill	21,491
Current liabilities	(19,430)
Deferred tax liabilities	(9,174)
Noncontrolling interest	(14,215)
Total	17,292

Individual hotels acquired
Acquisitions
Summary of fair values of the assets acquired and liabilities assumed

	2011	2012	2013	Amortization period
Current assets	2,199	127	5,552
Intangible assets	63	—	—
Property and equipment	10,980	4,668	29,805	5-10 years
Favorable leases	5,847	2,470	6,422	remaining lease terms
Deferred tax assets	—	—	6,628
Franchise agreements	900	200	—	remaining contracts terms
Goodwill	1,873	153	662
Current liabilities	—	—	(2,501)
Deferred tax liabilities	(1,462)	(618)	(13,145)
Total	20,400	7,000	33,423